Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	VITAMIN BLUE, INC.
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0001483623
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,416	$ 1,830
Accounts receivable, net	5,776	5,535
Inventory	13,041	15,772
TOTAL CURRENT ASSETS	20,233	23,137
Vehicles	21,811	21,811
Machinery & equipment	2,420	1,020
Office equipment	1,839	1,839
Property & Equipment, gross	26,070	24,670
Less accumulated depreciation	(24,792)	(24,548)
NET PROPERTY AND EQUIPMENT	1,278	122
TOTAL ASSETS	21,511	23,259
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	84,842	56,688
Accrued expenses	29,458	23,769
Accrued interest, related party	1,861	1,134
Accrued interest, other	60,629	45,440
Subscriptions payable		33,050
Derivative liability	119,991	46,133
Convertible promissory notes	110,000	40,000
Loans payable	110,000	110,000
Loan payable, related party	10,000	8,000
TOTAL CURRENT LIABILITIES	526,781	364,214
SHAREHOLDERS' DEFICIT
Preferred Stock, $0.0001 par value 100,000,000 authorized preferred shares; none issued or outstanding
Common Stock, $0.0001 par value; 900,000,000 shares authorized 526,525,000 and 510,000,000 shares issued and outstanding, respectively	52,653	51,000
Additional paid in capital	97,197	39,487
Accumulated deficit	(655,120)	(431,442)
TOTAL SHAREHOLDERS' DEFICIT	(505,270)	(340,955)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 21,511	$ 23,259

BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	900,000,000	900,000,000
Common stock shares issued	526,525,000	510,000,000
Common stock shares outstanding	526,525,000	510,000,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUE	$ 104,998	$ 112,947
COST OF SALES	73,303	85,581
GROSS PROFIT	31,695	27,366
OPERATING EXPENSES	159,568	122,331
DEPRECIATION EXPENSE	244	116
TOTAL OPERATING EXPENSES	159,812	122,447
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES	(128,117)	(95,081)
Penalties	(537)	(507)
Derivative valuation loss	(6,349)	(6,133)
Interest expense	(88,675)	(56,227)
TOTAL OTHER EXPENSES	(95,561)	(62,867)
LOSS FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(223,678)	(157,948)
Provision for income taxes
NET LOSS	$ (223,678)	$ (157,948)
BASIC AND DILUTED LOSS PER SHARE
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC AND DILUTED	523,014,194	510,000,000

STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Equity
Balance at Dec. 31, 2009	$ 51,000	$ 10,528	$ (273,494)	$ (211,966)
Balance - shares at Dec. 31, 2009	510,000,000			510,000,000
Contributed services of shareholder		28,959		28,959
Net loss			(157,948)	(157,948)
Balance at Dec. 31, 2010	51,000	39,487	(431,442)	(340,955)
Balance - shares at Dec. 31, 2010	510,000,000
Issuance of common stock for subscriptions payable	1,653	31,397		33,050
Issuance of common stock for subscriptions payable - shares	16,525,000
Contributed services of shareholder		26,313		26,313
Net loss			(223,678)	(223,678)
Balance at Dec. 31, 2011	$ 52,653	$ 97,197	$ (655,120)	$ (505,270)
Balance - shares at Dec. 31, 2011	526,525,000

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (223,678)	$ (157,948)
Depreciation	244	116
Bad debt expense	(426)	2,286
Contributed services	26,313	28,959
(Incrase) Decrease in accounts receivable	185	560
(Incrase) Decrease in inventory	2,731	6,931
Increase (Decrease) in accounts payable	28,154	12,503
Increase (Decrease) in accrued expenses	21,605	16,213
Increase (Decrease) in derivative liability	73,858	46,133
NET CASH USED IN OPERATING ACTIVITIES	(71,014)	(44,247)
Purchase of equipment	(1,400)
NET CASH USED IN INVESTING ACTIVITIES	(1,400)
Proceeds from related party loans payable	5,000	6,000
Payments on related party loans payaable	(3,000)	(1,000)
Proceeds from convertible promissory notes	70,000	40,000
NET CASH PROVIDED IN FINANCING ACTIVITIES	72,000	45,000
NET INCREASE/(DECREASE) IN CASH	(414)	753
CASH, BEGINNING OF YEAR debit	1,830	1,077
CASH, END OF YEAR debit	1,416	1,830
Interest paid
Taxes paid
Issued shares of common stock	16,525,000
Settlement of subscriptions payable	$ 33,050

ORGANIZATION AND LINE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]
1.     ORGANIZATION AND LINE OF BUSINESS

Organization

Vitamin Blue, Inc. (the "Company") was incorporated in the state of Delaware on May 25, 1999.  The Company, based in Costa Mesa, California, began operations on June 1, 1999 in designing and selling surfing clothing and accessories

Line of Business

The Company designs, manufactures and distributes surf-wear and accessories.

Going Concern
The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business.  The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.  The Company does not generate significant revenue, and has negative cash flows from operations, which raise substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusion.  The Company has obtained funds from its shareholder through the period ended December 31, 2011. Management believes this funding will continue, and has also obtained funding from new investors.  Management believes the existing shareholders and the prospective new investors will provide the additional cash needed to meet the Company’s obligations as they become due, and will allow the development of its core of business.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies
Significant Accounting Policies [Text Block]
2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of Vitamin Blue, Inc. is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Accounts receivable
The Company extends credit to its customers, who are located primarily in California.  Accounts receivable are customer obligations due under normal trade terms.  The Company performs continuing credit evaluations of its customers’ financial condition.  Management reviews accounts receivable on a regular basis, based on contracted terms and how recently payments have been received to determine if any such amounts will potentially be uncollected.  The Company includes any balances that are determined to be uncollectible in its allowance for doubtful accounts.  After all attempts to collect a receivable have failed, the receivable is written off.  The balances of the allowance account at December 31, 2011 and 2010 were $3,430 and $3,857, respectively.

Revenue Recognition
The Company recognizes revenue upon delivery, provided that evidence of an arrangement exits, title, and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured. We record revenue net of estimated product returns, which is based upon our return policy, sales agreements, management estimates of potential future product returns, which is based upon our return policy, sales agreements, management estimates of potential future products returns related to current period revenue, current economic trends, changes in customer composition and historical experience. Generally, we extend credit to our customers and do not require collateral. We perform ongoing credit evaluation of our customers and historic credit losses have been within our expectations. This is a critical policy, because we want our accounting to show only sales which is “final” with a payment arrangement.

Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements.  Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance, and the fair value of stock options. Actual results could differ from those estimates.
Property and Equipment
Property and equipment are stated at cost, and are depreciated using the straight line and modified accelerated cost recovery system (macrs) method over 3-10 years.

Office equipment	SL	5 Years
Warehouse equipment	SL	5 Years
Vehicle	Macrs	5 Years

Depreciation expense for the years ended December 31, 2011 and 2010, was $244 and $116, respectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments, requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2011 and 2010, the balances reported for cash, inventory, prepaid expenses, accounts payable, accrued expenses, loans payable and convertible promissory notes payable approximate the fair value because of their short maturities.

We adopted ASC Topic 820 (originally issued as SFAS 157, “Fair Value Measurements”) as of January 1, 2008 for financial instruments measured as fair value on a recurring basis. ASC Topic 820 defines fair value, established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 31, 2011:

	Total	(Level 1)	(Level 2)	Level (3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-

Derivative Liability	$119,991	$-	$-	$119,991
Total liabilities measured at fair value	$119,991	$-	$-	$119,991

Inventory
Inventories are stated at the lower of cost (first-in, first-out basis) or market. As of December 31, 2011 and 2010, inventory consisted of the following items:

	December31,
	2011	2010
Raw materials	$9,707	$8,077
Work in process	-	-
Finished goods	3,159	7,380
Promotional items	175	315
Total	$13,041	$15,772
Loss per Share Calculations
ASC TOPIC 260, Loss per Share dictates the calculation of basic earnings per share and diluted earnings per share. Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares available. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. No shares for employee options or warrants were used in the calculation of the loss per share as they were all anti-dilutive. The issuance of common shares for the convertible promissory notes could potentially dilute basic earnings per share. However, the 98,468,450 and 33,333,333 shares of common stock into which the convertible promissory notes are convertible as of December 31, 2011 and 2010, respectively, have not been included in the computation since they would have also been anti-dilutive. The Company’s diluted loss per share is the same as the basic loss per share for the years ended December 31, 2011 and 2010, as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.  A reconciliation of the numerators and denominators used in the computation of loss per share is as follows:

	For the year ended
	December 31,
	2011	2010

(Loss) to common shareholders (Numerator)	$(223,678)	$(157,948)

Basic and diluted weighted average number of common shares outstanding (Denominator)	523,014,194	510,000,000

Income Taxes
The Company uses the liability method of accounting for income taxes.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  The measurement of deferred tax assets and liabilities is based on provisions of applicable tax law.  The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance based on the amount of tax benefits that, based on available evidence, is not expected to be realized.

Concentrations of Business and Credit Risk
The Company operates in a single industry segment.  The Company markets its services to companies and individuals in many industries and geographic locations.  The Company’s operations are subject to intense competition in designing and selling surfing clothing and accessories.

Accounts receivable represent financial instruments with potential credit risk.  The Company typically offers its customers credit terms.  The Company makes periodic evaluations of the credit worthiness of its enterprise customers and other than obtaining deposits pursuant to its policies, it generally does not require collateral.  In the event of nonpayment, the Company has the ability to terminate services.

At December 31, 2011, accounts receivable from three customers represented approximately 43%, of total accounts receivable. At December 31, 2010, accounts receivable from these same customers represented approximately 53%, of total accounts receivable.  There were no other customers who represented 10% of total accounts receivable at December 31, 2011 and 2010.

For the year ended December 31, 2011, the Company had two customers who represented approximately 30%, of total revenues.  For the year ended December 31, 2010, the Company had two customers who represented approximately 25%, of total revenues.  There were no other customers who represented greater than 10% of total revenues for the years ended December 31, 2011 and 2010.

Recently Issued Accounting Pronouncements
Management reviewed accounting pronouncements issued during the year ended December 31, 2011, and adopted the following pronouncements:

The Company adopted ASC 825 "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". This statement  establishes standards  for how an issuer  classifies  and measures in its  statement of financial  position certain financial  instruments with  characteristics of both  liabilities  and  equity.   It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances) because that financial instrument embodies an obligation of the issuer. The adoption of this pronouncement did not have a material effect on the financial statements of the Company.

Recently Issued Accounting Pronouncements
The Company adopted ASC 815 "Accounting for Certain Hybrid Financial Instruments". This statement narrows the scope exception for interest-only and principal-only strips on debt instruments to include only such strips representing rights to receive a specified portion of the contractual interest or principal cash flows. It also allows qualifying special-purpose entities to hold a passive derivative financial instrument pertaining to beneficial interests that itself is a derivative financial instrument.  The adoption of this pronouncement did not have a material effect on the financial statements of the Company.

CAPITAL STOCK	12 Months Ended
Dec. 31, 2011
Equity {1}
Stockholders' Equity Note Disclosure [Text Block]
3.     CAPITAL STOCK

During the year ended December 31, 2011, the Company issued 16,525,000 shares of common stock at a price of $0.002 per share for subscription payables in the amount of $33,050. During the year ended December 31, 2010, the Company issued no shares of common stock. As of July, 2010, the founder of the Company approved a one hundred two thousand-for-one stock split of the Company’s issued and outstanding common stock. All share amounts included in the financial statements have been adjusted for the effects of this stock split.

RENTAL LEASE	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies
Commitments Disclosure [Text Block]	4. RENTAL LEASE The Company subleases office space on a month-to-month basis. The rent paid for the years ended December 31, 2011 and 2010 was $6,786 and $6,786, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Tax Disclosure [Text Block]
5.     INCOME TAXES

The Company files income tax returns in the U.S. Federal jurisdiction, and the state of California. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2006.

Deferred income taxes have been provided by temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. To the extent allowed by GAAP, we provide valuation allowances against the deferred tax assets for amounts when the realization is uncertain.

Included in the balance at December 31, 2011, are no tax positions for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company's policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses. During the years ended December 31, 2011 and 2010, the Company recognized $507 and $467 in penalties related to unpaid payroll taxes, and $998 and $778, respectively, in interest related to these unpaid taxes. These are not considered to be uncertain tax positions because these amounts have not been deducted for tax purposes.

LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
Debt
Debt Disclosure [Text Block]
6.     LOANS PAYABLE

The Company received $0 in new loan proceeds for the year ended December 31, 2011. As of December 31, 2011, the principal balance of the Company’s outstanding loans payable were $110,000, which bears interest at the rate of 8% per annum, and are due upon demand. The balance due for the years ended December 31, 2011 and 2010, including all accrued and unpaid interest was $162,467 and $153,667, respectively. The loans do not contain any type of conversion feature. The Company intends to retire these loans at a future date through the issuance of shares of common stock at a rate to be agreed upon by both the lenders and the Company at the time the retirement is to be completed. There was no interest paid during the years ended December 31, 2011and 2010, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]
7.     RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, Veronica Ornelas the Company’s Vice President and Secretary loaned the Company $2,000 for operating expenses. As of December 31, 2011 and 2010, the balance of these related party loans payable was $10,000 and $8,000 respectively.  The Company has imputed interest on these loans at the rate of 9% per annum.  As of December 31, 2011 and 2010, the balance of accrued interest payable to this related party was $1,861 and $1,134, respectively.

During the years ended December 31, 2011 and 2010, Frank Ornelas, the Company’s Chief Executive Officers’  annual salary was $50,000. During the years ended December 31, 2011 and 2010, the Company paid for various personal expenses on behalf of the CEO totaling $23,687 and $21,041, respectively. The unpaid portion of the CEO’s salary of $26,313 and $28,959, respectively, for the years ended December 31, 2011 and 2010 has been reflected as capital contributed in accordance with SAB 55.

DEFERRED TAX BENEFIT	12 Months Ended
Dec. 31, 2011
DEFERRED TAX BENEFIT
DEFERRED TAX BENEFIT
8.     DEFERRED TAX BENEFIT

At December 31, 2011, the Company had net operating loss carry-forwards of approximately $382,000 which begin to expire in the year 2026. No tax benefit has been reported in the December 31, 2011 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2011 and 2010 due to the following:

	2011	2010

Book loss	$(89,500)	$(63,100)
Meals and entertainment	400	500
Contributed services	10,500	11,600
Depreciation	(40)	-
Allowance for doubtful accounts	(200)	-
Accrued payroll taxes	2,100	-
Related party accrual	300	-
Penalties	200	200
Derivative valuation	29,500	18,400

Valuation Allowance	46,740	32,400

Income tax expense	$-	$-

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax liabilities consist of the following components as of December 31, 2011 and 2010:

	2011	2010
Deferred tax assets:
NOL carryover	$152,900	$106,300
Allowance for doubtful accounts	1,400	1,500
Related party accruals	700	500
Accrued payroll taxes	10,300	8,200

Deferred tax liabilites:
Depreciation	(40)	-

Less Valuation Allowance	(165,260)	(116,500)

Net deferred tax asset	$-	$-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry-forwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry-forwards may be limited as to use in future years.

CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES
9.     CONVERTIBLE PROMISSORY NOTES

As of December 31, 2011, the Company has received eleven loans in the form of convertible debentures from three individuals in the amounts of $10,000 each for a total of $110,000. The loans bear interest at 8% per annum on the unpaid balance until paid or until default. The convertible promissory note may be prepaid in full or in part at any time without penalty or premium. Partial prepayments shall be applied to installments due in reverse order of their maturity.

The Holders of the debentures have the right to convert at any time amounts outstanding under the debentures into shares of common stock at a conversion price per share equal to sixty (60%) of the average bid and ask price of the common stock for the previous five (5) trading days or if the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Maker’s common stock was last issued to a non-affiliated investor. The holders may elect payment of the principal of this note, before any repayment of interest.

ASC Topic 815 provides guidance applicable to the convertible promissory notes issued by the Company in instances where the number into which a note can be converted is not fixed.  For example, when a note converts at a discount to market based on the stock price on the date of conversion, ASC Topic 815 requires that the embedded conversion option of the convertible promissory notes be bifurcated from the host contract and recorded at their fair value. In accounting for derivatives under accounting standards, the Company recorded a liability representing the estimated present value of the conversion feature considering the historic volatility of the Company’s stock, and a discount representing the imputed interest associated with the embedded derivative. The discount is amortized over the life of the convertible promissory notes, which resulted in the recognition of $67,509 in interest expense for the year ended December 31, 2011, and the derivative liability is adjusted periodically according to stock price fluctuations. At the time of conversion, any remaining derivative liability will be charged to additional paid-in capital.  For purpose of determining the fair market value of the derivative liability, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

Stock price on the valuation date	$0.0020
Conversion price for the loans	$0.0012
Dividend yield	0.00%
Years to Maturity	1
Rick free rate	0.29%
Expected volatility	165.77%

The value of the derivative liability at December 31, 2011 and 2010, was $119,991 and  $46,133, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events [Text Block]
10.   SUBSEQUENT EVENTS

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has reported the following:

Subsequent to December 31, 2011, the Company received convertible loans totaling $30,000 from an investor for operating expenses. The loans bear interest at 8% per annum, and the principal and interest are convertible into shares of common stock within one year from the date the funds were received. The shares of common stock are convertible at a rate of 60% of the average bid and asking price of the common stock for the previous five (5) trading days or if in the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Company’s common stock was last issued to a non-affiliated investor.